Dreyfus Intermediate Municipal Bond Fund, Inc.

(the "Fund")

Incorporated herein by reference, on behalf of the Fund, is a prospectus dated October 1, 2014, as revised November 21, 2014, filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on November 21, 2014 (SEC Accession No. 0000718935-14-000022).